ACCLIVITY SMALL CAP VALUE FUND
SCHEDULE OF INVESTMENTS
March 31, 2023 (Unaudited)

Shares		Value
	BUSINESS DEVELOPMENT COMPANIES - 0.1%
1,182	Apollo Investment Corporation	$ 13,475
	TOTAL BUSINESS DEVELOPMENT COMPANIES (Cost $14,504)

	COMMON STOCKS — 98.5%
	ADVERTISING & MARKETING - 0.0%*
268	Fluent, Inc.(a)	220

	AEROSPACE & DEFENSE - 1.1%
495	AAR Corporation(a)	27,002
581	Barnes Group, Inc.	23,403
162	Ducommun, Inc.(a)	8,863
183	Kaman Corporation	4,183
741	Kratos Defense & Security Solutions, Inc.(a)	9,989
900	Mercury Systems, Inc.(a)	46,008
514	Moog, Inc., Class A	51,786
71	National Presto Industries, Inc.	5,118
2	SIFCO Industries, Inc.(a)	6
		176,358
	APPAREL & TEXTILE PRODUCTS - 1.0%
443	Culp, Inc.	2,304
313	Jerash Holdings US, Inc.	1,477
264	Lakeland Industries, Inc.	3,854
368	Movado Group, Inc.	10,587
1,098	PVH Corporation	97,898
317	Rocky Brands, Inc.	7,313
209	Superior Group of Companies, Inc.	1,645
149	Tandy Leather Factory, Inc.(a)	700
387	Unifi, Inc.(a)	3,162
22	Weyco Group, Inc.	557
1,266	Wolverine World Wide, Inc.	21,585
		151,082

ACCLIVITY SMALL CAP VALUE FUND
SCHEDULE OF INVESTMENTS (Continued)
March 31, 2023 (Unaudited)

Shares		Value
	COMMON STOCKS — 98.5% (Continued)
	ASSET MANAGEMENT - 0.4%
15	Associated Capital Group, Inc., Class A	$ 554
14	First Western Financial, Inc.(a)	277
39	Hennessy Advisors, Inc.	302
761	ODP Corporation (The)(a)	34,230
767	Oppenheimer Holdings, Inc., Class A	30,028
		65,391
	AUTOMOTIVE - 1.9%
1,020	American Axle & Manufacturing Holdings, Inc.(a)	7,966
1,444	China Automotive Systems, Inc.(a)	7,552
1,790	Dana, Inc.	26,940
6,209	Goodyear Tire & Rubber Company (The)(a)	68,423
2,968	Harley-Davidson, Inc.	112,695
1,725	Kandi Technologies Group, Inc.(a)	4,761
452	Methode Electronics, Inc.	19,834
181	Miller Industries, Inc.	6,398
1,311	Modine Manufacturing Company(a)	30,219
401	Motorcar Parts of America, Inc.(a)	2,983
423	Standard Motor Products, Inc.	15,613
		303,384
	BANKING - 13.4%
40	ACNB Corporation	1,302
1,001	Amalgamated Financial Corporation	17,708
234	American National Bankshares, Inc.	7,418
1,269	Ameris Bancorp	46,420
48	Ames National Corporation	998
1,373	Associated Banc-Corporation	24,687
1,158	Atlantic Union Bankshares Corporation	40,588
1,179	Banc of California, Inc.	14,773
479	Bank of Marin Bancorp	10,485
903	Bank OZK	30,883
845	BankFinancial Corporation	7,394
802	BankUnited, Inc.	18,109
141	Bankwell Financial Group, Inc.	3,505
35	Banner Corporation	1,903

ACCLIVITY SMALL CAP VALUE FUND
SCHEDULE OF INVESTMENTS (Continued)
March 31, 2023 (Unaudited)

Shares		Value
	COMMON STOCKS — 98.5% (Continued)
	BANKING - 13.4% (Continued)
398	Bar Harbor Bankshares	$ 10,527
512	BayCom Corporation	8,745
841	BCB Bancorp, Inc.	11,042
189	Berkshire Hills Bancorp, Inc.	4,736
294	Brookline Bancorp, Inc.	3,087
605	Business First Bancshares, Inc.	10,364
770	Byline Bancorp, Inc.	16,647
1,458	Cadence Bank	30,268
38	Camden National Corporation	1,375
337	Capital City Bank Group, Inc.	9,877
1,541	Capitol Federal Financial, Inc.	10,371
73	Capstar Financial Holdings, Inc.	1,106
1,014	Carter Bankshares, Inc.(a)	14,196
49	CB Financial Services, Inc.	1,064
50	Central Pacific Financial Corporation	895
383	Central Valley Community Bancorp	7,882
228	ChoiceOne Financial Services, Inc.	5,755
81	Citizens & Northern Corporation	1,732
514	Citizens Community Bancorp, Inc.	5,454
518	Civista Bancshares, Inc.	8,744
649	CNB Financial Corp	12,461
21	Codorus Valley Bancorp, Inc.	436
24	Colony Bankcorp, Inc.	245
82	Columbia Banking System, Inc.	1,756
187	Community Financial Corporation (The)	6,195
213	Community Trust Bancorp, Inc.	8,083
859	ConnectOne Bancorp, Inc.	15,187
1,210	CrossFirst Bankshares, Inc.(a)	12,681
1,062	Customers Bancorp, Inc.(a)	19,668
1,039	Dime Community Bancshares, Inc.	23,606
166	Eagle Bancorp Montana, Inc.	2,342
414	Eagle Bancorp, Inc.	13,857
24	Enterprise Financial Services Corporation	1,070
460	Equity Bancshares, Inc., Class A	11,210

ACCLIVITY SMALL CAP VALUE FUND
SCHEDULE OF INVESTMENTS (Continued)
March 31, 2023 (Unaudited)

Shares		Value
	COMMON STOCKS — 98.5% (Continued)
	BANKING - 13.4% (Continued)
85	ESSA Bancorp, Inc.	$ 1,336
5	Farmers & Merchants Bancorp, Inc.	122
276	Farmers National Banc Corporation	3,489
504	Financial Institutions, Inc.	9,717
409	First Bancorp	14,528
491	First Bancshares, Inc. (The)	12,683
644	First Bank	6,504
882	First Busey Corporation	17,940
45	First Business Financial Services, Inc.	1,373
1	First Commonwealth Financial Corporation	12
400	First Community Bankshares, Inc.	10,020
1,612	First Financial Bancorp	35,093
435	First Financial Corporation	16,304
301	First Financial Northwest, Inc.	3,844
286	First Guaranty Bancshares, Inc.	4,482
15	First Horizon Corporation	267
235	First Internet Bancorp	3,913
49	First Merchants Corporation	1,615
372	First Mid Bancshares, Inc.	10,126
371	First Northwest Bancorp	4,266
632	First of Long Island Corporation (The)	8,532
916	Flushing Financial Corporation	13,639
7,218	FNB Corporation	83,729
196	FS Bancorp, Inc.	5,882
3,582	Fulton Financial Corporation	49,503
223	Great Southern Bancorp, Inc.	11,302
97	Hancock Whitney Corporation	3,531
774	Hanmi Financial Corporation	14,373
1,017	HarborOne Bancorp, Inc.	12,407
521	Heartland Financial USA, Inc.	19,986
1,876	Heritage Commerce Corporation	15,627
587	Heritage Financial Corporation	12,562
1,068	Hilltop Holdings, Inc.	31,688
185	Home Bancorp, Inc.	6,111

ACCLIVITY SMALL CAP VALUE FUND
SCHEDULE OF INVESTMENTS (Continued)
March 31, 2023 (Unaudited)

Shares		Value
	COMMON STOCKS — 98.5% (Continued)
	BANKING - 13.4% (Continued)
407	HomeTrust Bancshares, Inc.	$ 10,008
2,375	Hope Bancorp, Inc.	23,322
1,236	Horizon Bancorp, Inc.	13,670
739	Independent Bank Corporation	13,132
585	Independent Bank Group, Inc.	27,115
591	Investar Holding Corporation	8,250
1,466	Lakeland Bancorp, Inc.	22,928
381	LCNB Corporation	6,226
672	Macatawa Bank Corporation	6,868
56	MainStreet Bancshares, Inc.	1,315
570	Mercantile Bank Corporation	17,431
1,573	Merchants Bancorp	40,961
338	Metropolitan Bank Holding Corporation(a)	11,455
671	Mid Penn Bancorp, Inc.	17,184
218	Middlefield Banc Corporation	6,107
1,153	Midland States Bancorp, Inc.	24,697
904	MidWestOne Financial Group, Inc.	22,076
177	Nicolet Bankshares, Inc.(a)	11,160
1,129	Northfield Bancorp, Inc.	13,300
224	Northrim BanCorp, Inc.	10,568
2,418	Northwest Bancshares, Inc.	29,089
2,295	OceanFirst Financial Corporation	42,412
45	Ohio Valley Banc Corporation	1,053
5,497	Old National Bancorp	79,267
6	Old Point Financial Corporation	143
4	Old Second Bancorp, Inc.	56
700	OP Bancorp	6,237
470	Orrstown Financial Services, Inc.	9,334
1,310	Pacific Premier Bancorp, Inc.	31,466
1,434	PacWest Bancorp	13,953
62	Parke Bancorp, Inc.	1,102
12	Pathfinder Bancorp, Inc.	207
506	Peapack-Gladstone Financial Corporation	14,988
64	Penns Woods Bancorp, Inc.	1,478

ACCLIVITY SMALL CAP VALUE FUND
SCHEDULE OF INVESTMENTS (Continued)
March 31, 2023 (Unaudited)

Shares		Value
	COMMON STOCKS — 98.5% (Continued)
	BANKING - 13.4% (Continued)
711	Peoples Bancorp, Inc.	$ 18,308
800	Premier Financial Corporation	16,584
537	Primis Financial Corporation	5,171
281	Princeton Bancorp, Inc.	8,913
212	Provident Financial Holdings, Inc.	2,890
1,557	Provident Financial Services, Inc.	29,863
261	QCR Holdings, Inc.	11,461
705	RBB Bancorp	10,927
1,582	Renasant Corporation	48,378
432	Republic Bancorp, Inc., Class A	18,330
3,100	Republic First Bancorp, Inc.(a)	4,216
782	Riverview Bancorp, Inc.	4,176
896	S&T Bancorp, Inc.	28,179
756	Sandy Spring Bancorp, Inc.	19,641
165	SB Financial Group, Inc.	2,331
396	Sierra Bancorp	6,819
2,000	Simmons First National Corporation, Class A	34,980
303	SmartFinancial, Inc.	7,011
85	South Plains Financial, Inc.	1,820
149	SouthState Corporation	10,618
254	Stellar Bancorp, Inc.	6,251
1,375	Sterling Bancorp, Inc.(a)	7,782
411	Summit Financial Group, Inc.	8,528
1	Synovus Financial Corporation	31
266	Territorial Bancorp, Inc.	5,136
679	Texas Capital Bancshares, Inc.(a)	33,244
576	Towne Bank	15,350
625	TrustCompany Bank Corp	19,962
202	Trustmark Corporation	4,989
172	United Bancshares, Inc.	3,328
1,124	United Bankshares, Inc.	39,565
420	United Security Bancshares	2,680
732	Univest Financial Corporation	17,378
120	Valley National Bancorp	1,109

ACCLIVITY SMALL CAP VALUE FUND
SCHEDULE OF INVESTMENTS (Continued)
March 31, 2023 (Unaudited)

Shares		Value
	COMMON STOCKS — 98.5% (Continued)
	BANKING - 13.4% (Continued)
892	Veritex Holdings, Inc.	$ 16,288
964	Washington Federal, Inc.	29,036
602	Waterstone Financial, Inc.	9,108
1,144	WesBanco, Inc.	35,121
924	Western New England Bancorp, Inc.	7,586
78	Wintrust Financial Corporation	5,690
694	WSFS Financial Corporation	26,101
		2,088,780
	BEVERAGES - 0.0%*
51	Coffee Holding Company, Inc.	95

	BIOTECH & PHARMA - 1.4%
4,063	Amneal Pharmaceuticals, Inc.(a)	5,648
56	ANI Pharmaceuticals, Inc.(a)	2,224
574	Assembly Biosciences, Inc.(a)	483
47	Cumberland Pharmaceuticals, Inc.(a)	92
233	Eagle Pharmaceuticals, Inc.(a)	6,610
7,083	Elanco Animal Health, Inc.(a)	66,580
698	Emergent BioSolutions, Inc.(a)	7,231
27	Enanta Pharmaceuticals, Inc.(a)	1,092
765	Innoviva, Inc.(a)	8,606
2,611	Ironwood Pharmaceuticals, Inc.(a)	27,468
531	Pacira BioSciences, Inc.(a)	21,670
648	Prestige Consumer Healthcare, Inc.(a)	40,584
1,800	Sangamo Therapeutics, Inc.(a)	3,168
897	Supernus Pharmaceuticals, Inc.(a)	32,498
1	United Therapeutics Corporation(a)	224
		224,178
	CABLE & SATELLITE - 0.1%
1,247	WideOpenWest, Inc.(a)	13,256

	CHEMICALS - 2.4%
617	AdvanSix, Inc.	23,613
734	American Vanguard Corporation	16,060

ACCLIVITY SMALL CAP VALUE FUND
SCHEDULE OF INVESTMENTS (Continued)
March 31, 2023 (Unaudited)

Shares		Value
	COMMON STOCKS — 98.5% (Continued)
	CHEMICALS - 2.4% (Continued)
378	Ashland, Inc.	$ 38,824
45	Ecovyst, Inc.(a)	497
47	Element Solutions, Inc.	908
192	Haynes International, Inc.	9,617
427	HB Fuller Company	29,228
1,443	Huntsman Corporation	39,481
590	Koppers Holdings, Inc.	20,632
42	Materion Corporation	4,872
3	Mativ, Inc.	64
377	Minerals Technologies, Inc.	22,778
28	Oil-Dri Corp of America	1,165
87	Quaker Houghton	17,222
2,055	Rayonier Advanced Materials, Inc.(a)	12,885
112	Stepan Company	11,539
3,187	Univar Solutions, Inc.(a)	111,641
760	Valhi, Inc.	13,232
		374,258
	COMMERCIAL SUPPORT SERVICES - 2.3%
986	ABM Industries, Inc.	44,311
25	AMN Healthcare Services, Inc.(a)	2,074
1,386	ARC Document Solutions, Inc.	4,394
252	BGSF, Inc.	2,684
2,484	BrightView Holdings, Inc.(a)	13,960
875	Cross Country Healthcare, Inc.(a)	19,530
809	Deluxe Corporation	12,944
495	Ennis, Inc.	10,440
415	Heidrick & Struggles International, Inc.	12,599
106	Huron Consulting Group, Inc.(a)	8,519
1,030	Information Services Group, Inc.	5,243
932	Kelly Services, Inc., Class A	15,462
860	Korn Ferry	44,496
684	ManpowerGroup, Inc.	56,451
679	Resources Connection, Inc.	11,584
518	Schnitzer Steel Industries, Inc., Class A	16,110

ACCLIVITY SMALL CAP VALUE FUND
SCHEDULE OF INVESTMENTS (Continued)
March 31, 2023 (Unaudited)

Shares		Value
	COMMON STOCKS — 98.5% (Continued)
	COMMERCIAL SUPPORT SERVICES - 2.3% (Continued)
572	Stericycle, Inc.(a)	$ 24,945
983	TrueBlue, Inc.(a)	17,497
137	UniFirst Corporation	24,143
409	V2X, Inc.(a)	16,245
		363,631
	CONSTRUCTION MATERIALS - 0.6%
2,022	MDU Resources Group, Inc.	61,631
1,076	Summit Materials, Inc., Class A(a)	30,655
		92,286
	CONSUMER SERVICES - 1.3%
753	Adtalem Global Education, Inc.(a)	29,081
568	American Public Education, Inc.(a)	3,079
72	Graham Holdings Company, Class B	42,900
199	Grand Canyon Education, Inc.(a)	22,666
1,017	Lincoln Educational Services Corporation(a)	5,756
363	Matthews International Corporation, Class A	13,090
2,263	Perdoceo Education Corporation(a)	30,392
286	Strategic Education, Inc.	25,691
614	Stride, Inc.(a)	24,100
		196,755
	CONTAINERS & PACKAGING - 0.2%
372	Greif, Inc., Class A	23,574
458	TriMas Corporation	12,760
		36,334
	E-COMMERCE DISCRETIONARY - 0.1%
868	Lands' End, Inc.(a)	8,437

	ELECTRICAL EQUIPMENT - 1.8%
277	Advanced Energy Industries, Inc.	27,146
21	API Group Corporation(a)	472
247	Argan, Inc.	9,996
838	Bel Fuse, Inc., Class B	31,492
797	Belden, Inc.	69,156
399	Itron, Inc.(a)	22,125

ACCLIVITY SMALL CAP VALUE FUND
SCHEDULE OF INVESTMENTS (Continued)
March 31, 2023 (Unaudited)

Shares		Value
	COMMON STOCKS — 98.5% (Continued)
	ELECTRICAL EQUIPMENT - 1.8% (Continued)
747	Kimball Electronics, Inc.(a)	$ 18,003
71	Littelfuse, Inc.	19,034
14	LSI Industries, Inc.	195
169	National Instruments Corporation	8,857
248	OSI Systems, Inc.(a)	25,385
208	Powell Industries, Inc.	8,859
111	Preformed Line Products Company	14,212
16	RF Industries Ltd.(a)	69
353	SPX Technologies, Inc.(a)	24,915
129	WidePoint Corporation(a)	234
		280,150
	ENGINEERING & CONSTRUCTION - 0.9%
581	Arcosa, Inc.	36,667
1	Dycom Industries, Inc.(a)	94
1	EMCOR Group, Inc.	163
18	Fluor Corporation(a)	556
615	Granite Construction, Inc.	25,264
9	KBR, Inc.	496
44	Limbach Holdings, Inc.(a)	761
1,648	Mistras Group, Inc.(a)	11,173
2	MYR Group, Inc.(a)	252
21	Orion Group Holdings, Inc.(a)	54
1,208	Primoris Services Corporation	29,789
653	Sterling Infrastructure, Inc.(a)	24,736
342	Tutor Perini Corporation(a)	2,110
278	VSE Corporation	12,482
		144,597
	ENTERTAINMENT CONTENT - 0.2%
1,431	AMC Networks, Inc., Class A(a)	25,157

	FOOD - 2.3%
68	Alico, Inc.	1,646
425	B&G Foods, Inc.	6,600
895	Cal-Maine Foods, Inc.	54,496

ACCLIVITY SMALL CAP VALUE FUND
SCHEDULE OF INVESTMENTS (Continued)
March 31, 2023 (Unaudited)

Shares		Value
	COMMON STOCKS — 98.5% (Continued)
	FOOD - 2.3% (Continued)
809	Hain Celestial Group, Inc. (The)(a)	$ 13,874
1,872	Hostess Brands, Inc.(a)	46,575
607	Ingredion, Inc.	61,750
37	Natural Health Trends Corporation	183
322	Nature's Sunshine Products, Inc.(a)	3,288
622	Post Holdings, Inc.(a)	55,899
18	S&W Seed Company(a)	26
18	Seaboard Corporation	67,860
191	Seneca Foods Corporation, Class A(a)	9,984
1	Tootsie Roll Industries, Inc.	46
562	TreeHouse Foods, Inc.(a)	28,342
		350,569
	FORESTRY, PAPER & WOOD PRODUCTS - 1.0%
1,207	Boise Cascade Company	76,343
2,662	Mercer International, Inc.	26,021
576	UFP Industries, Inc.	45,774
		148,138
	HEALTH CARE FACILITIES & SERVICES - 2.6%
988	Acadia Healthcare Company, Inc.(a)	71,383
6,718	AdaptHealth Corporation(a)	83,505
1,124	Encompass Health Corporation	60,808
76	Lifecore Biomedical, Inc.(a)	287
467	National HealthCare Corporation	27,119
118	OPKO Health, Inc.(a)	172
137	Owens & Minor, Inc.(a)	1,993
1,476	Patterson Companies, Inc.	39,513
1,062	Pediatrix Medical Group, Inc.(a)	15,835
793	Premier, Inc., Class A	25,669
4	Psychemedics Corporation	21
2,065	Select Medical Holdings Corporation	53,380
834	Syneos Health, Inc.(a)	29,707
		409,392
	HOME & OFFICE PRODUCTS - 0.3%
4,199	ACCO Brands Corporation	22,339

ACCLIVITY SMALL CAP VALUE FUND
SCHEDULE OF INVESTMENTS (Continued)
March 31, 2023 (Unaudited)

Shares		Value
	COMMON STOCKS — 98.5% (Continued)
	HOME & OFFICE PRODUCTS - 0.3% (Continued)
321	Hooker Furnishings Corporation	$ 5,839
4	Kewaunee Scientific Corporation(a)	63
45	Kimball International, Inc., Class B	558
488	Lifetime Brands, Inc.	2,870
2,322	Steelcase, Inc., Class A	19,551
789	Virco Mfg. Corporation(a)	3,132
		54,352
	HOME CONSTRUCTION - 7.5%
323	American Woodmark Corporation(a)	16,819
1,853	Beazer Homes USA, Inc.(a)	29,426
1,149	Century Communities, Inc.	73,444
5	Dixie Group, Inc. (The)(a)	4
1,471	Forestar Group, Inc.(a)	22,889
1,493	Green Brick Partners, Inc.(a)	52,344
1,327	Griffon Corporation	42,477
1,182	Interface, Inc.	9,598
4,224	KB Home	169,720
347	LGI Homes, Inc.(a)	39,568
1,193	M/I Homes, Inc.(a)	75,266
2,039	MDC Holdings, Inc.	79,256
962	Meritage Homes Corporation	112,323
495	Patrick Industries, Inc.	34,061
4,810	Taylor Morrison Home Corporation(a)	184,031
2,137	Toll Brothers, Inc.	128,284
3,696	Tri Pointe Homes, Inc.(a)	93,583
		1,163,093
	HOUSEHOLD PRODUCTS - 0.6%
520	Central Garden & Pet Company, Class A(a)	20,317
546	Clearwater Paper Corporation(a)	18,247
313	Crown Crafts, Inc. ARS	1,809
721	Edgewell Personal Care Company	30,585
757	Quanex Building Products Corporation	16,298
		87,256

ACCLIVITY SMALL CAP VALUE FUND
SCHEDULE OF INVESTMENTS (Continued)
March 31, 2023 (Unaudited)

Shares		Value
	COMMON STOCKS — 98.5% (Continued)
	INDUSTRIAL INTERMEDIATE PRODUCTS - 0.7%
585	Ampco-Pittsburgh Corporation(a)	$ 1,433
290	AZZ, Inc.	11,960
195	Core Molding Technologies, Inc.(a)	3,508
121	Eastern Company (The)	2,357
25	EnPro Industries, Inc.	2,597
345	L B Foster Company, Class A(a)	3,961
20	Park-Ohio Holdings Corporation	242
121	Strattec Security Corporation(a)	2,753
971	Timken Company (The)	79,350
603	Tredegar Corporation	5,505
		113,666
	INDUSTRIAL SUPPORT SERVICES - 0.6%
367	DXP Enterprises, Inc.(a)	9,880
3,963	Resideo Technologies, Inc.(a)	72,444
606	Titan Machinery, Inc.(a)	18,453
1	WESCO International, Inc.(a)	154
		100,931
	INSTITUTIONAL FINANCIAL SERVICES - 0.2%
1	Jefferies Financial Group, Inc.	32
1,320	Virtu Financial, Inc., Class A	24,948
		24,980
	INSURANCE - 6.2%
2,406	American Equity Investment Life Holding Company	87,795
1,224	Brighthouse Financial, Inc.(a)	53,991
3,105	Citizens, Inc.(a)	11,519
5,595	CNO Financial Group, Inc.	124,153
1,996	Donegal Group, Inc., Class A	30,499
1,731	eHealth, Inc.(a)	16,202
1,030	Employers Holdings, Inc.	42,941
28,712	Genworth Financial, Inc., Class A(a)	144,134
1,026	Global Indemnity Group, LLC	28,882
1,147	Horace Mann Educators Corporation	38,402
1,331	Kemper Corporation	72,752
551	Kingstone Companies, Inc.	755

ACCLIVITY SMALL CAP VALUE FUND
SCHEDULE OF INVESTMENTS (Continued)
March 31, 2023 (Unaudited)

Shares		Value
	COMMON STOCKS — 98.5% (Continued)
	INSURANCE - 6.2% (Continued)
134	National Western Life Group, Inc., Class A	$ 32,511
2,654	NMI Holdings, Inc., Class A(a)	59,264
3,033	ProAssurance Corporation	56,050
4,502	Radian Group, Inc.	99,494
1,110	Security National Financial Corporation, Class A(a)	6,893
337	Tiptree, Inc.	4,910
246	Unico American Corporation(a)	256
849	United Fire Group, Inc.	22,541
338	United Insurance Holdings Corporation	953
1,690	Universal Insurance Holdings, Inc.	30,792
107	Unum Group	4,233
		969,922
	INTERNET MEDIA & SERVICES - 0.2%
448	Cars.com, Inc.(a)	8,646
246	DHI Group, Inc.(a)	954
717	HealthStream, Inc.(a)	19,431
1,449	TrueCar, Inc.(a)	3,333
		32,364
	LEISURE FACILITIES & SERVICES - 0.8%
10	Ark Restaurants Corporation	173
17	Biglari Holdings, Inc.(a)	2,876
3,422	Carrols Restaurant Group, Inc.(a)	7,631
775	Century Casinos, Inc.(a)	5,681
353	Chuy's Holdings, Inc.(a)	12,655
640	El Pollo Loco Holdings, Inc.	6,137
555	Fiesta Restaurant Group, Inc.(a)	4,562
834	Good Times Restaurants, Inc.(a)	2,227
1,304	Marcus Corporation (The)	20,864
1,860	Penn Entertainment, Inc.(a)	55,168
		117,974
	LEISURE PRODUCTS - 1.3%
481	Escalade, Inc.	7,023
942	Funko, Inc., Class A(a)	8,883
283	LCI Industries	31,093

ACCLIVITY SMALL CAP VALUE FUND
SCHEDULE OF INVESTMENTS (Continued)
March 31, 2023 (Unaudited)

Shares		Value
	COMMON STOCKS — 98.5% (Continued)
	LEISURE PRODUCTS - 1.3% (Continued)
900	Smith & Wesson Brands, Inc.	$ 11,079
638	Thor Industries, Inc.	50,810
1,044	Topgolf Callaway Brands Corporation(a)	22,571
909	Vista Outdoor, Inc.(a)	25,189
731	Winnebago Industries, Inc.	42,179
		198,827
	MACHINERY - 1.2%
126	Alamo Group, Inc.	23,204
176	Astec Industries, Inc.	7,260
292	CECO Environmental Corporation(a)	4,085
381	Columbus McKinnon Corporation	14,158
972	Enovis Corporation(a)	51,992
175	ESCO Technologies, Inc.	16,704
29	Flowserve Corporation	986
270	Gencor Industries, Inc.(a)	4,150
1	Hillenbrand, Inc.	47
216	Hurco Companies, Inc.	5,469
4	Hyster-Yale Materials Handling, Inc., Class A	200
118	Intevac, Inc.(a)	865
1,405	Kennametal, Inc.	38,750
495	LS Starrett Company (The), Class A(a)	5,554
594	Manitowoc Company, Inc. (The)(a)	10,151
396	NN, Inc.(a)	424
		183,999
	MEDICAL EQUIPMENT & DEVICES - 0.9%
452	AngioDynamics, Inc.(a)	4,674
271	Artivion, Inc.(a)	3,550
678	Avanos Medical, Inc.(a)	20,164
207	FONAR Corporation(a)	3,353
719	Harvard Bioscience, Inc.(a)	3,020
9	ICU Medical, Inc.(a)	1,485
178	Inogen, Inc.(a)	2,221
266	Integer Holdings Corporation(a)	20,615
703	Integra LifeSciences Holdings Corporation(a)	40,359

ACCLIVITY SMALL CAP VALUE FUND
SCHEDULE OF INVESTMENTS (Continued)
March 31, 2023 (Unaudited)

Shares		Value
	COMMON STOCKS — 98.5% (Continued)
	MEDICAL EQUIPMENT & DEVICES - 0.9% (Continued)
18	Merit Medical Systems, Inc.(a)	$ 1,331
8	Myriad Genetics, Inc.(a)	186
645	NuVasive, Inc.(a)	26,645
8	Utah Medical Products, Inc.	758
721	Varex Imaging Corporation(a)	13,115
		141,476
	METALS & MINING - 1.9%
1	Alcoa Corporation	43
19	CONSOL Energy, Inc.	1,107
337	Encore Wire Corporation	62,456
4,866	Hecla Mining Company	30,802
4,242	Peabody Energy Corporation(a)	108,595
3,483	SunCoke Energy, Inc.	31,277
1,729	Warrior Met Coal, Inc.	63,472
		297,752
	OIL & GAS PRODUCERS - 5.0%
116	Antero Resources Corporation(a)	2,678
2,339	Berry Corporation	18,361
2,159	Callon Petroleum Company(a)	72,197
201	Chord Energy Corporation	27,055
1	Civitas Resources, Inc.	68
3,081	CNX Resources Corporation(a)	49,358
550	Comstock Resources, Inc.	5,935
840	Delek US Holdings, Inc.	19,278
2,091	Earthstone Energy, Inc., Class A(a)	27,204
1	EQT Corporation	32
23	Equitrans Midstream Corporation	133
782	HF Sinclair Corporation	37,833
2,649	Murphy Oil Corporation	97,960
3,161	PBF Energy, Inc., Class A	137,061
4,966	Permian Resources Corporation	52,143
3,276	Plains GP Holdings, L.P., Class A	42,981
97	Ranger Oil Corporation	3,961
5,604	Ring Energy, Inc.(a)	10,648

ACCLIVITY SMALL CAP VALUE FUND
SCHEDULE OF INVESTMENTS (Continued)
March 31, 2023 (Unaudited)

Shares		Value
	COMMON STOCKS — 98.5% (Continued)
	OIL & GAS PRODUCERS - 5.0% (Continued)
860	SilverBow Resources, Inc.(a)	$ 19,651
2,603	SM Energy Company	73,300
1,097	Talos Energy, Inc.(a)	16,279
419	TravelCenters of America, Inc.(a)	36,244
678	Vital Energy, Inc.(a)	30,876
		781,236
	OIL & GAS SERVICES & EQUIPMENT - 1.4%
1,930	Archrock, Inc.	18,856
8	Dawson Geophysical Company(a)	14
616	Dril-Quip, Inc.(a)	17,673
225	Geospace Technologies Corporation(a)	1,586
3,992	Helix Energy Solutions Group, Inc.(a)	30,898
72	Helmerich & Payne, Inc.	2,574
1,320	MRC Global, Inc.(a)	12,831
126	Natural Gas Services Group, Inc.(a)	1,299
3,091	Newpark Resources, Inc.(a)	11,900
824	NOV, Inc.	15,252
2,237	NOW, Inc.(a)	24,943
645	Oceaneering International, Inc.(a)	11,371
2,421	ProPetro Holding Corporation(a)	17,407
1,747	Select Energy Services, Inc., Class A	12,159
24	Smart Sand, Inc.(a)	42
81	Solaris Oilfield Infrastructure, Inc., Class A	692
618	Thermon Group Holdings, Inc.(a)	15,401
2,329	US Silica Holdings, Inc.(a)	27,808
		222,706
	PUBLISHING & BROADCASTING - 0.7%
1,992	Beasley Broadcast Group, Inc., Class A(a)	1,640
1,747	Cumulus Media, Inc., Class A(a)	6,446
1,954	Entravision Communications Corporation, Class A	11,822
4,808	Gannett Company, Inc.(a)	8,991
2,944	iHeartMedia, Inc., Class A(a)	11,482
70	Saga Communications, Inc., Class A	1,556
369	Scholastic Corporation	12,627

ACCLIVITY SMALL CAP VALUE FUND
SCHEDULE OF INVESTMENTS (Continued)
March 31, 2023 (Unaudited)

Shares		Value
	COMMON STOCKS — 98.5% (Continued)
	PUBLISHING & BROADCASTING - 0.7% (Continued)
3,026	TEGNA, Inc.	$ 51,170
127	Townsquare Media, Inc., Class A(a)	1,016
		106,750
	REAL ESTATE OWNERS & DEVELOPERS - 0.1%
1,742	Five Point Holdings, LLC(a)	4,111
17	FRP Holdings, Inc.(a)	984
122	Howard Hughes Corporation (The)(a)	9,760
1	Stratus Properties, Inc.	20
		14,875
	REAL ESTATE SERVICES - 0.5%
3,154	Anywhere Real Estate, Inc.(a)	16,653
5,469	Newmark Group, Inc., Class A	38,720
1,085	RE/MAX Holdings, Inc., Class A	20,355
		75,728
	REIT - 0.6%
4,237	CoreCivic, Inc.(a)	38,980
9	Ellington Financial, Inc.	110
6,501	GEO Group, Inc. (The)(a)	51,293
		90,383
	RENEWABLE ENERGY - 0.4%
1,669	Alto Ingredients, Inc.(a)	2,504
550	EnerSys	47,784
1,185	FutureFuel Corporation	8,745
393	Ultralife Corporation(a)	1,580
		60,613
	RETAIL - CONSUMER STAPLES - 0.6%
200	Big Lots, Inc.	2,192
353	Ingles Markets, Inc., Class A	31,311
737	SpartanNash Company	18,278
680	Village Super Market, Inc., Class A	15,558
269	Weis Markets, Inc.	22,776
		90,115
	RETAIL - DISCRETIONARY - 6.4%
3	Aaron's Company, Inc. (The)	29

ACCLIVITY SMALL CAP VALUE FUND
SCHEDULE OF INVESTMENTS (Continued)
March 31, 2023 (Unaudited)

Shares		Value
	COMMON STOCKS — 98.5% (Continued)
	RETAIL - DISCRETIONARY - 6.4% (Continued)
357	Abercrombie & Fitch Company, Class A(a)	$ 9,907
2,616	American Eagle Outfitters, Inc.	35,159
443	Asbury Automotive Group, Inc.(a)	93,030
1	AutoNation, Inc.(a)	134
346	Bassett Furniture Industries, Inc.	6,159
1,063	Beacon Roofing Supply, Inc.(a)	62,558
682	Big 5 Sporting Goods Corporation	5,245
387	BlueLinx Holdings, Inc.(a)	26,301
79	Build-A-Bear Workshop, Inc.(a)	1,836
750	Caleres, Inc.	16,222
110	Citi Trends, Inc.(a)	2,092
1,621	Conn's, Inc.(a)	9,823
2,546	Container Store Group, Inc. (The)(a)	8,733
2,197	Designer Brands, Inc., Class A	19,202
1	Dick's Sporting Goods, Inc.	142
751	Ethan Allen Interiors, Inc.	20,622
1,861	Foot Locker, Inc.	73,863
7,563	Gap, Inc. (The)	75,933
402	Genesco, Inc.(a)	14,826
977	GMS, Inc.(a)	56,559
435	Group 1 Automotive, Inc.	98,493
244	Guess?, Inc.	4,748
508	Haverty Furniture Companies, Inc.	16,210
104	Hibbett, Inc.	6,134
829	Kirkland's, Inc.(a)	2,363
997	Kohl's Corporation	23,469
1,056	La-Z-Boy, Inc.	30,708
779	Lazydays Holdings, Inc.(a)	9,091
510	LL Flooring Holdings, Inc.(a)	1,938
2,584	Macy's, Inc.	45,194
796	MarineMax, Inc.(a)	22,885
257	Monro, Inc.	12,703
1	Penske Automotive Group, Inc.	142
467	PetIQ, Inc.(a)	5,342

ACCLIVITY SMALL CAP VALUE FUND
SCHEDULE OF INVESTMENTS (Continued)
March 31, 2023 (Unaudited)

Shares		Value
	COMMON STOCKS — 98.5% (Continued)
	RETAIL - DISCRETIONARY - 6.4% (Continued)
2,213	Qurate Retail, Inc. - Series A(a)	$ 2,186
850	Rush Enterprises, Inc., Class A	46,410
798	Shoe Carnival, Inc.	20,469
963	Sonic Automotive, Inc., Class A	52,329
1,146	Sportsman's Warehouse Holdings, Inc.(a)	9,718
814	Tile Shop Holdings, Inc.(a)	3,818
626	Tilly's, Inc., Class A(a)	4,826
1,008	Urban Outfitters, Inc.(a)	27,942
819	Vera Bradley, Inc.(a)	4,906
382	Zumiez, Inc.(a)	7,044
		997,443
	SEMICONDUCTORS - 4.0%
2,055	Amkor Technology, Inc.	53,471
227	Amtech Systems, Inc.(a)	2,166
215	Axcelis Technologies, Inc.(a)	28,649
234	CEVA, Inc.(a)	7,121
680	Cirrus Logic, Inc.(a)	74,378
517	CTS Corporation	25,571
459	Data I/O Corporation(a)	2,281
586	Diodes, Inc.(a)	54,357
227	FormFactor, Inc.(a)	7,230
337	GSI Technology, Inc.(a)	580
328	IPG Photonics Corporation(a)	40,446
793	Kulicke & Soffa Industries, Inc.	41,783
368	MagnaChip Semiconductor Corporation(a)	3,415
66	Onto Innovation, Inc.(a)	5,800
1,552	Photronics, Inc.(a)	25,732
1,695	Rambus, Inc.(a)	86,886
260	Richardson Electronics Ltd.	5,803
353	Synaptics, Inc.(a)	39,236
48	Trio-Tech International(a)	226
702	Ultra Clean Holdings, Inc.(a)	23,278
965	Veeco Instruments, Inc.(a)	20,390

ACCLIVITY SMALL CAP VALUE FUND
SCHEDULE OF INVESTMENTS (Continued)
March 31, 2023 (Unaudited)

Shares		Value
	COMMON STOCKS — 98.5% (Continued)
	SEMICONDUCTORS - 4.0% (Continued)
3,098	Vishay Intertechnology, Inc.	$ 70,077
		618,876
	SOFTWARE - 1.2%
1,325	ACI Worldwide, Inc.(a)	35,749
2,268	Adeia, Inc.	20,094
287	Asure Software, Inc.(a)	4,162
549	CareCloud, Inc.(a)	1,839
361	Computer Programs and Systems, Inc.(a)	10,902
180	Digi International, Inc.(a)	6,062
666	Ebix, Inc.	8,785
666	NextGen Healthcare, Inc.(a)	11,595
322	OneSpan, Inc.(a)	5,635
23	PDF Solutions, Inc.(a)	975
2,387	SolarWinds Corporation(a)	20,528
590	Veradigm, Inc.(a)	7,700
908	Verint Systems, Inc.(a)	33,814
147	Ziff Davis, Inc.(a)	11,473
		179,313
	SPECIALTY FINANCE - 5.6%
2,540	Air Lease Corporation	100,000
1,844	Bread Financial Holdings, Inc.	55,910
577	Consumer Portfolio Services, Inc.(a)	6,168
844	Encore Capital Group, Inc.(a)	42,580
1,142	Enova International, Inc.(a)	50,739
3,736	EZCORP, Inc., Class A(a)	32,130
2,758	First American Financial Corporation	153,510
212	GATX Corporation	23,324
1	Investors Title Company	151
4,403	LendingClub Corporation(a)	31,746
5,334	MGIC Investment Corporation	71,582
1,763	Mr Cooper Group, Inc.(a)	72,230
2,029	Navient Corporation	32,444
548	Nelnet, Inc., Class A	50,356
1,215	PennyMac Financial Services, Inc.	72,426

ACCLIVITY SMALL CAP VALUE FUND
SCHEDULE OF INVESTMENTS (Continued)
March 31, 2023 (Unaudited)

Shares		Value
	COMMON STOCKS — 98.5% (Continued)
	SPECIALTY FINANCE - 5.6% (Continued)
942	PRA Group, Inc.(a)	$ 36,700
2	Regional Management Corporation	52
855	Stewart Information Services Corporation	34,499
31	Willis Lease Finance Corporation(a)	1,698
		868,245
	STEEL - 3.2%
707	Carpenter Technology Corporation	31,645
2,405	Commercial Metals Company	117,604
76	Friedman Industries, Inc.	862
72	Northwest Pipe Company(a)	2,249
715	Olympic Steel, Inc.	37,330
1,277	Ryerson Holding Corporation	46,457
1,763	TimkenSteel Corporation(a)	32,333
7,535	United States Steel Corporation	196,664
530	Worthington Industries, Inc.	34,265
		499,409
	TECHNOLOGY HARDWARE - 4.7%
223	ADTRAN Holdings, Inc.	3,537
204	AstroNova, Inc.(a)	2,874
315	Aviat Networks, Inc.(a)	10,855
2,329	Avnet, Inc.	105,271
469	Aware, Inc.(a)	797
661	Benchmark Electronics, Inc.	15,659
773	Comtech Telecommunications Corporation	9,647
1,398	Daktronics, Inc.(a)	7,927
753	EMCORE Corporation(a)	866
3,775	GoPro, Inc., Class A(a)	18,988
839	Harmonic, Inc.(a)	12,241
2	Jabil, Inc.	176
392	Key Tronic Corporation(a)	2,850
1,290	Knowles Corporation(a)	21,930
501	Lumentum Holdings, Inc.(a)	27,059
177	Maxar Technologies, Inc.	9,038
1,219	NCR Corporation(a)	28,756

ACCLIVITY SMALL CAP VALUE FUND
SCHEDULE OF INVESTMENTS (Continued)
March 31, 2023 (Unaudited)

Shares		Value
	COMMON STOCKS — 98.5% (Continued)
	TECHNOLOGY HARDWARE - 4.7% (Continued)
651	NETGEAR, Inc.(a)	$ 12,050
1,837	NetScout Systems, Inc.(a)	52,630
731	PCTEL, Inc.	3,092
316	Plexus Corporation(a)	30,832
6,433	Ribbon Communications, Inc.(a)	22,001
1,105	Sanmina Corporation(a)	67,394
1,092	Super Micro Computer, Inc.(a)	116,353
2,180	TTM Technologies, Inc.(a)	29,408
227	Universal Electronics, Inc.(a)	2,302
965	ViaSat, Inc.(a)	32,656
310	Viavi Solutions, Inc.(a)	3,357
245	Vishay Precision Group, Inc.(a)	10,231
581	VOXX International Corporation(a)	7,164
3,945	Xerox Holdings Corporation	60,753
		728,694
	TECHNOLOGY SERVICES - 1.1%
41	comScore, Inc.(a)	50
12,355	Conduent, Inc.(a)	42,378
25	CSG Systems International, Inc.	1,342
11	ICF International, Inc.	1,207
444	Insight Enterprises, Inc.(a)	63,474
39	John Wiley & Sons, Inc., Class A	1,512
685	MAXIMUS, Inc.	53,910
108	NetSol Technologies, Inc.(a)	285
5	RCM Technologies, Inc.(a)	58
1,234	Repay Holdings Corporation(a)	8,107
891	StarTek, Inc.(a)	3,680
		176,003
	TELECOMMUNICATIONS - 0.6%
369	ATN International, Inc.	15,099
1,562	EchoStar Corporation, Class A(a)	28,569
278	KVH Industries, Inc.(a)	3,164
425	Spok Holdings, Inc.	4,305

ACCLIVITY SMALL CAP VALUE FUND
SCHEDULE OF INVESTMENTS (Continued)
March 31, 2023 (Unaudited)

Shares		Value
	COMMON STOCKS — 98.5% (Continued)
	TELECOMMUNICATIONS - 0.6% (Continued)
3,303	Telephone and Data Systems, Inc.	$ 34,715
		85,852
	TOBACCO & CANNABIS - 0.1%
433	Universal Corporation	22,901

	TRANSPORTATION & LOGISTICS - 3.4%
1,489	Air Transport Services Group, Inc.(a)	31,016
690	ArcBest Corporation	63,770
717	Covenant Logistics Group, Inc.	25,396
1,017	Heartland Express, Inc.	16,191
609	Hub Group, Inc., Class A(a)	51,119
7,705	JetBlue Airways Corporation(a)	56,092
558	Kirby Corporation(a)	38,893
595	Marten Transport Ltd.	12,465
3,894	Overseas Shipholding Group, Inc., Class A(a)	15,187
96	Patriot Transportation Holding, Inc.(a)	759
845	Radiant Logistics, Inc.(a)	5,543
982	Ryder System, Inc.	87,634
2,446	Schneider National, Inc., Class B	65,431
1,400	Spirit Airlines, Inc.	24,038
376	Universal Logistics Holdings, Inc.	10,960
657	Werner Enterprises, Inc.	29,887
		534,381
	TRANSPORTATION EQUIPMENT - 0.3%
875	Commercial Vehicle Group, Inc.(a)	6,387
724	Greenbrier Companies, Inc. (The)	23,291
834	REV Group, Inc.	10,000
59	Wabash National Corporation	1,451
		41,129
	WHOLESALE - CONSUMER STAPLES - 0.5%
405	Andersons, Inc. (The)	16,734
2,305	United Natural Foods, Inc.(a)	60,737
		77,471

ACCLIVITY SMALL CAP VALUE FUND
SCHEDULE OF INVESTMENTS (Continued)
March 31, 2023 (Unaudited)

Shares		Value
	COMMON STOCKS — 98.5% (Continued)
	WHOLESALE - DISCRETIONARY - 0.7%
48	Acme United Corporation	$ 1,104
7	Climb Global Solutions, Inc.	373
432	Educational Development Corporation	1,270
322	ePlus, Inc.(a)	15,791
2,059	G-III Apparel Group Ltd.(a)	32,017
1,435	KAR Auction Services, Inc.(a)	19,631
452	PC Connection, Inc.	20,322
610	ScanSource, Inc.(a)	18,568
19	Veritiv Corporation	2,568
		111,644

	TOTAL COMMON STOCKS (Cost $14,857,165)	15,322,807

	PARTNERSHIP SHARES — 0.7%
	METALS & MINING - 0.1%
300	Alliance Resource Partners, L.P.	6,051

	OIL & GAS PRODUCERS - 0.6%
1,654	DCP Midstream, L.P.	69,005
832	Global Partners, L.P.	25,809
3	Plains All American Pipeline, L.P.	37
		94,851
	SPECIALTY FINANCE - 0.0%*
23	Greystone Housing Impact Investors	398

	TOTAL PARTNERSHIP SHARES (Cost $62,828)	101,300

	RIGHT — 0.0%*
	FORESTRY, PAPER & WOOD PRODUCTS - 0.0%*
3,718	Resolute Forest Products, Inc. - CVR	5,280

ACCLIVITY SMALL CAP VALUE FUND
SCHEDULE OF INVESTMENTS (Continued)
March 31, 2023 (Unaudited)

Shares		Value
	RIGHT — 0.0%* (Continued)
	RENEWABLE ENERGY - 0.0%*
2	Pineapple Energy, Inc.	$ 6

	TOTAL RIGHT (Cost $5,280)	5,286

	MONEY MARKET FUNDS - 0.4%
66,129	First American Treasury Obligations Fund, Class X, 4.72%(b)	66,129
	TOTAL MONEY MARKET FUNDS (Cost $66,129)

	TOTAL INVESTMENTS - 99.7% (Cost $15,005,906)	$ 15,508,997
	OTHER ASSETS IN EXCESS OF LIABILITIES- 0.3%	40,110
	NET ASSETS - 100.0%	$ 15,549,107

*	Less than .05%

(a)	Non-income producing security.
(b)	Rate disclosed is the seven day effective yield as of March 31, 2023